OPERATING SEGMENT - Revenue Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of operating segments [line items]
REVENUES	Rp 143,210	$ 10,048	Rp 136,447	Rp 135,557
Operating Segments
Disclosure of operating segments [line items]
Total segment revenues	188,944		176,851	173,447
Revenue from other non-operating segments	412		336	457
REVENUES	188,944		176,851	173,447
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Adjustment and elimination	(46,146)		(40,725)	(38,337)
IFRS reconciliation			(15)	Rp (10)
REVENUES	Rp (45,734)		Rp (40,404)